Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 16,223	$ 1,621,756	$ (1,213,284)	$ 424,695
Beginning Balance, Shares at Dec. 31, 2011	16,223,206
Issuance of common stock, net of issuance costs, Amount	2,270	1,011,957		1,014,227
Issuance of common stock, net of issuance costs, Shares	2,270,000
Issuance of common stock warrants		132,773		132,773
Issuance of common stock in exchange for consulting services, Amount	253	128,522		128,775
Issuance of common stock in exchange for consulting services, Shares	252,500
Stock based compensation		480,108		480,108
Net loss			(1,484,115)	(1,484,115)
Ending Balance, Amount at Dec. 31, 2012	18,746	3,375,116	(2,697,399)	696,463
Ending Balance, Shares at Dec. 31, 2012	18,745,706
Issuance of common stock, net of issuance costs, Amount	18,312	3,551,056		3,569,368
Issuance of common stock, net of issuance costs, Shares	18,312,341
Issuance of common stock warrants		1,616,062		1,616,062
Issuance of common stock warrants in exchange for consulting services		282,901		282,901
Cashless exercise of common stock options, Amount	13	(13)
Cashless exercise of common stock options, Shares	13,104
Issuance of common stock in exchange for consulting services, Amount	291	226,775		227,066
Issuance of common stock in exchange for consulting services, Shares	291,009
Stock based compensation		1,554,913		1,554,913
Net loss			(4,601,503)	(1,484,115)
Ending Balance, Amount at Dec. 31, 2013	37,362	10,606,810	(7,298,902)	3,345,270
Ending Balance, Shares at Dec. 31, 2013	37,362,160
Issuance of common stock, net of issuance costs, Amount	833	373,916		374,749
Issuance of common stock, net of issuance costs, Shares	833,340
Issuance of common stock warrants		161,087		161,087
Cashless exercise of common stock options, Amount	79	(79)
Cashless exercise of common stock options, Shares	79,016
Issuance of common stock in exchange for consulting services, Amount	233	130,758		130,991
Issuance of common stock in exchange for consulting services, Shares	233,000
Stock based compensation		762,005		762,005
Exercise of common stock options, Amount	5	495		500
Exercise of common stock options, Shares	5,000
Net loss			(4,699,939)	(4,699,939)
Ending Balance, Amount at Dec. 31, 2014	$ 38,512	$ 12,034,992	$ (11,998,841)	$ 74,663
Ending Balance, Shares at Dec. 31, 2014	38,512,516